As filed with the Securities and Exchange Commission on April 8, 2010

1933 Act File No. 033-13019
1940 Act File No. 811-05083

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. ___ [ ]
Post-Effective Amendment No. 41 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 42 [X]

VAN ECK WORLDWIDE INSURANCE TRUST
(Exact Name of Registrant as Specified in Charter)

335 Madison Avenue
New York, New York 10017
(Address of Principal Executive Offices)(Zip Code)
Registrant’s Telephone Number, Including Area Code: (212) 293-2000

Joseph J. McBrien, Esq.
Van Eck Associates Corporation
335 Madison Avenue
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2010 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 41 (the “Amendment”) to the Registration Statement of Van Eck Worldwide Insurance Trust (the “Registrant”) is being filed to delay the effectiveness of Post-Effective Amendment No. 39 until May 1, 2010. Parts A, B and C are incorporated by reference to Post-Effective Amendment No. 39, which was filed pursuant to Rule 485(a) on February 10, 2010.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 8th day of April, 2010.

VAN ECK WORLDWIDE INSURANCE TRUST

By: /s/ Derek S. van Eck*
Name:	Derek S. van Eck*
Title:	President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 41 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Derek S. van Eck*	Chief Executive Officer & President	April 8, 2010
Derek S. van Eck*

/s/ Bruce J. Smith*	Senior Vice President & Chief	April 8, 2010
Bruce J. Smith*	Financial Officer

/s/ Jane DiRenzo Pigott*	Trustee	April 8, 2010
Jane DiRenzo Pigott*

/s/ Jon Lukomnik*	Trustee	April 8, 2010
Jon Lukomnik*

/s/ Wayne H. Shaner*	Trustee	April 8, 2010
Wayne H. Shaner*

/s/ R. Alastair Short*	Trustee	April 8, 2010
R. Alastair Short*

/s/ Richard D. Stamberger*	Trustee	April 8, 2010
Richard D. Stamberger*

/s/ Robert L. Stelzl*	Trustee	April 8, 2010
Robert L. Stelzl*

*BY:	/s/ JOSEPH J. MCBRIEN
Joseph J. McBrien
Attorney-in-Fact